SUPPLEMENT DATED DECEMBER 15, 2025
TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025
AS REVISED ON MAY 13, 2025 AND AUGUST 20, 2025
OF VANECK FUNDS

IMPORTANT NOTICE REGARDING THE ADDITION OF SARA BONESTEEL AND KEVIN MOORE TO THE BOARD OF TRUSTEES

This Supplement updates certain information contained in the above-dated Statement of Additional Information (“SAI”) for VanEck Funds (the “Trust”). You may obtain copies of the Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or visiting the VanEck website at www.vaneck.com.

On December 5, 2025, Sara Bonesteel and Kevin Moore were elected as trustees to the Board of Trustees of the Trust with their terms commencing immediately. Neither Ms. Bonesteel nor Mr. Moore is considered to be an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended.

As a result of the aforementioned changes, the following additional changes are implemented effectively immediately:

The following replaces the first paragraph under the heading “Trustee and Officers – Leadership Structure and the Board” on page 52 of the SAI:

The Board has general oversight responsibility with respect to the operation of the Trust and the Funds. The Board has engaged VEAC to serve as the investment adviser for the Emerging Markets Fund, Global Resources Fund, International Investors Gold Fund, VanEck Emerging Markets Bond ETF and VanEck Morningstar Wide Moat Fund, and has engaged VEARA to serve as the investment adviser for the CM Commodity Index Fund and Onchain Economy ETF. The Board is responsible for overseeing the provision of services to the Trust and the Funds by each Adviser and the other service providers in accordance with the provisions of the 1940 Act and other applicable laws. The Board is currently composed of seven Trustees, six of whom are Independent Trustees. In addition to five (5) regularly scheduled meetings per year, the Independent Trustees meet regularly in executive sessions among themselves and with their counsel to consider a variety of matters affecting the Trust. These sessions generally occur prior to, or during, scheduled Board meetings and at such other times as the Trustees may deem necessary. Each Independent Trustee (other than Sara Bonesteel and Kevin Moore, who each began serving as Trustee on December 5, 2025) attended at least 75% of the total number of meetings of the Board in the year ending December 31, 2024. As discussed in further detail below, the Board has established three (3) standing committees to assist the Board in performing its oversight responsibilities.

The following replaces the tables and accompanying information under the heading “Trustee Information” beginning on page 54 of the SAI:

TRUSTEE’S NAME, ADDRESS(1) AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST, TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX(3) DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES:
Jayesh Bhansali 1964 (A)(G)(I)	Trustee (since 2022); Chairperson of the Audit Committee (since 2025)	Chief Investment Officer, IRIQIV LLC (a multi-family office). Formerly, Managing Director and Lead Portfolio Manager, Nuveen, a TIAA company.	11	Trustee, YMCA Retirement Fund; Trustee of Judge Baker Children’s Center; Director of Under One Roof.
Sara Bonesteel 1963 (A)(G)(I)	Trustee (since 2025)	Chief Investment Officer, International Insurance, Prudential Financial (insurance company).	11	Independent Director, Standard & Poor’s Global Ratings (Regulatory Board for S&P Global Ratings); Investment Oversight Committee Member, Prudential Employee Pension Plans. Formerly, Director, Prudential Holdings of Japan (Japan Holdco of Prudential Financial); Director, PGIM LOM (UK regulated company); Board of Trustees, Chairman of the Investment Committee, The Newark Museum of Art.
Jon Lukomnik 1956 (A)(G)(I)	Trustee (since 2006); Chairperson of the Governance Committee (since 2025)	Managing Partner, Sinclair Capital LLC (consulting firm). Adjunct Professor, School of International and Public Affairs, Columbia University.	11	Director, The Shareholder Commons; Director, Externality Investment Research Network; Director of VanEck ICAV (an Irish UCITS); VanEck Vectors UCITS ETF plc (an Irish UCITS). Member of Education Committee, MFDF.

Kevin Moore 1980 (A)(G)(I)	Trustee (since 2025)	Founder & Managing Partner, Serac Ventures (venture capital firm). Formerly, Partner, Spur Capital Partners.	11	Mayoral appointed Trustee & Investment Committee Member, Oklahoma MAPS Operating & Investment Trust; Foundation Board Member, Dean A. McGee Eye Institute; Board Member, Presbyterian Health Foundation. Formerly, Advisory Board Member, i2E Investment Management.
Jane DiRenzo Pigott 1957(A)(G)(I)	Trustee (since 2007); Chairperson of the Board (since 2020)	Managing Director, R3 Group LLC (consulting firm).	11	Board member for Gratitude Railroad LLC and Impact Engine Management, PBC; Trustee of Northwestern University, Lyric Opera of Chicago and the Chicago Symphony Orchestra. Formerly, Director and Chair of Audit Committee of 3E Company (services relating to hazardous material safety); Director of MetLife Investment Funds, Inc.
R. Alastair Short 1953 (A)(G)(I)	Trustee (since 2004)	President, Apex Capital Corporation (personal investment vehicle).	79	Chairman and Independent Director, EULAV Asset Management; Chairman and Independent Director, Total Fund Solution; Independent Director, Contingency Capital, LLC; Trustee, Kenyon Review; Trustee, Children’s Village. Formerly, Independent Director, Tremont offshore funds.

TRUSTEE’S NAME, ADDRESS(1) AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST, TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX(3) DURING THE PAST FIVE YEARS
INTERESTED TRUSTEE:
Jan F. van Eck(4) 1963 (I)	Trustee (since 2019); Chairperson of the Investment Oversight Committee (since 2020); Chief Executive Officer and President (since 2010)	Director, President and Chief Executive Officer of VEAC, VEARA and VESC; Officer and/or Director of other companies affiliated with VEAC and/or the Trust.	79	Director, National Committee on US-China Relations.
(1) The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
(2) Each Trustee serves during the continued lifetime of the Trust until his or her resignation, death, retirement or removal.
(3) The Fund Complex consists of VanEck Funds, VanEck VIP Trust and VanEck ETF Trust.
(4) “Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of VEAC, VEARA and VESC. In addition, Mr. van Eck and members of his family own 100% of the voting stock of VEAC, which in turns owns 100% of the voting stock of each of VEARA and VESC.
(A) Member of the Audit Committee.
(G) Member of the Governance Committee.
(I) Member of the Investment Oversight Committee.

Set forth below is additional information relating to the professional experience, attributes and skills of each Trustee relevant to such individual’s qualifications to serve as a Trustee:

Jayesh Bhansali has extensive business and financial experience and currently serves as the Chief Investment Officer of IRIQIV LLC, a multi-family office. He was previously a Managing Director and Lead Portfolio Manager at Nuveen, a TIAA company, and has over 25 years of experience in the investment management industry. Mr. Bhansali also serves as a member of the board for multiple not-for-profit organizations.

Sara Bonesteel has extensive experience, particularly in the investment management industry. She previously served as Chief Investment Officer – International at Prudential Financial, overseeing $125 billion, globally. Ms. Bonesteel also led the Alternative Products asset management unit at PGIM. She also has experience in risk management, compliance and regulatory matters, particularly in her role as an Independent Director of Standard & Poor’s Global Ratings.

Jon Lukomnik has extensive business and financial experience, particularly in the investment management industry. He currently serves as: Managing Partner of Sinclair Capital LLC, a consulting firm to asset owners and the investment management industry. He is also Adjunct Professor of International and Public Affairs and The Brandmeyer Fellow for Impact and Sustainable Investing at Columbia University. He previously served as chairman of the Advisory Committee of Legion Partners Asset management, a registered investment advisor. He previously was a member of the Deloitte LLP’s Audit Quality Advisory Council and the Standards and Emerging Issues Advisory Group to the Public Company Accounting Oversight Board.

Kevin Moore has extensive business and financial experience and serves as Managing Partner of Serac Ventures, an early-stage venture capital firm that invests in fintech and SaaS companies in the United

States. He previously served as a Partner at Spur Capital Partners, and has over 15 years’ investment experience in public and private markets. Mr. Moore has prior experience as a trustee and member of the investment committee for the Oklahoma Teachers Retirement System. He currently serves as a trustee and member of the investment committee for the Oklahoma MAPS Operating & Investment Trust, Dean McGee Eye Institute Foundation, and Presbyterian Health Foundation.

Jane DiRenzo Pigott has extensive business and financial experience and serves as Managing Director of R3 Group LLC, a firm specializing in talent retention, development and matriculation consulting services. Ms. Pigott has prior experience as an independent trustee of other mutual funds and previously served as chair of the global Environmental Law practice group at Winston & Strawn LLP.

R. Alastair Short has extensive business and financial experience, particularly in the investment management industry. He has served as a president, board member or executive officer of various businesses, including asset management and private equity investment firms.

Jan F. van Eck has extensive business and financial experience in the investment management industry. He currently serves as president, executive officer and/or board member of various businesses, including VEAC, VESC, and VEARA.

The foregoing information regarding the experience, qualifications, attributes and skills of each Trustee is provided pursuant to requirements of the SEC, and does not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The information under the heading “Committee Structure” starting on page 55 of the SAI is deleted in its entirety and replaced with the following:

The Board has established a standing Audit Committee, a standing Governance Committee, and a standing Investment Oversight Committee to assist the Board in the oversight and direction of the business and affairs of the Trust.

Audit Committee. The duties of this Committee include meeting with representatives of the Trust’s independent registered public accounting firm to review fees, services, procedures, conclusions and recommendations of independent registered public accounting firm and to discuss the Trust’s system of internal controls. Thereafter, the Committee reports to the Board the Committee’s findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairperson of the Audit Committee does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. The Audit Committee met four times during the last fiscal year, and currently consists of the following Trustees: Mr. Bhansali (Chairperson), Ms. Bonesteel, Mr. Lukomnik, Mr. Moore, Ms. Pigott and Mr. Short.

Governance Committee. The duties of this Committee include the consideration of recommendations to the Trustees for the Board nominations for Trustees, review of the composition of the Board, compensation and similar matters. In addition, the Governance Committee periodically reviews the performance of the Board and its Committees, including the effectiveness and composition of the overall Board, Board's Committees, and the Chairperson of the Board and other related matters. When considering potential nominees for election to the Board and to fill vacancies occurring on the Board, where shareholder approval is not required, and as part of the annual self-evaluation, the Governance Committee reviews the mix of skills and other relevant experiences of the Trustees. The Governance

Committee met four times during the last fiscal year, and currently consists of the following Trustees: Mr. Lukomnik (Chairperson), Mr. Bhansali, Ms. Bonesteel, Mr. Moore, Ms. Pigott and Mr. Short.

The Independent Trustees shall, when identifying candidates for the position of Independent Trustee, consider candidates recommended by a shareholder of a Fund if such recommendation provides sufficient background information concerning the candidate and evidence that the candidate is willing to serve as an Independent Trustee if selected, and is received in a sufficiently timely manner. Shareholders should address recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Trust, at 666 Third Avenue, 9th Floor, New York, NY 10017. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Investment Oversight Committee. The duties of this Committee include the review of investment performance of the Funds, meeting with relevant Adviser personnel and outside experts, and overseeing the provision of investment-related services for the Funds. In addition, the Committee will review on a periodic basis and consider a variety of matters, such as proposed material changes to, each Fund’s investment strategy (if applicable), investment processes, investment personnel, non-personnel resources, and relevant investment markets. The Investment Oversight Committee was established by vote of the Board, effective January 1, 2020. This Committee met four times during the last fiscal year, and currently consists of all the Trustees, and Mr. van Eck serves as Chairperson.

The tables and accompanying footnotes under the heading “Trustee Share Ownership” on page 59 of the SAI is deleted in its entirety and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in CM Commodity Index Fund (As of December 31, 2024)	Dollar Range of Equity Securities in Emerging Markets Bond Fund(1) (As of December 31, 2024)	Dollar Range of Equity Securities in Emerging Markets Fund (As of December 31, 2024)	Dollar Range of Equity Securities in Global Resources Fund (As of December 31, 2024)	Dollar Range of Equity Securities in International Investors Gold Fund (As of December 31, 2024)
Jayesh Bhansali	$10,001-$50,000*	$10,001-$50,000*	None	None	None
Sara Bonesteel(4)	None	None	None	None	None
Jon Lukomnik	Over $100,000*	Over $100,000*	Over $100,000*	None	Over $100,000*
Kevin Moore(5)	None	None	None	None	None
Jane DiRenzo Pigott	Over $100,000*	None	Over $100,000	$50,001 - $100,000	Over $100,000
R. Alastair Short	None	None	$10,001-$50,000	$10,001 - $50,000	$1-$10,000
Richard D. Stamberger(6)	$50,001-$100,000*	None	Over $100,000*	None	Over $100,000*
Jan F. van Eck	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

Name of Trustee	Dollar Range of Equity Securities in Onchain Economy ETF(2) (As of December 31, 2024)	Dollar Range of Equity Securities in VanEck Emerging Markets Bond ETF(3) (As of December 31, 2024)	Dollar Range of Equity Securities in VanEck Morningstar Wide Moat Fund (As of December 31, 2024)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee In Family of Investment Companies (As of December 31, 2024)
Jayesh Bhansali	None	None	None	$50,001-$100,000
Sara Bonesteel(4)	None	None	None	None
Jon Lukomnik	None	None	Over $100,000*	Over $100,000*
Kevin Moore(5)	None	None	None	None
Jane DiRenzo Pigott	None	None	Over $100,000*	Over $100,000*
R. Alastair Short	None	None	Over $100,000	Over $100,000
Richard D. Stamberger(6)	None	None	Over $100,000*	Over $100,000*
Jan F. van Eck	None	None	Over $100,000	Over $100,000

* Includes ownership through the Trust's deferred compensation plan as of December 31, 2024.
(1) The Emerging Markets Bond Fund was reorganized into the VanEck Emerging Markets Bond ETF on October 6, 2025.
(2) The Onchain Economy ETF launched May 13, 2025.
(3) The VanEck Emerging Markets Bond ETF launched October 6, 2025.
(4) Ms. Bonesteel’s term as Independent Trustee commenced effective December 5, 2025.
(5) Mr. Moore’s term as Independent Trustee commenced effective December 5, 2025.
(6) Mr. Stamberger retired from the Board of Trustees effective December 31, 2024.

The table and accompanying footnotes under the heading “2024 Compensation Table” starting on page 61 of the SAI is deleted in its entirety and replaced with the following:

	Jayesh Bhansali(1)	Sara Bonesteel(2)	Jon Lukomnik(3)	Kevin Moore(4)	Jane DiRenzo Pigott(5)	R. Alastair Short	Richard D. Stamberger(6)
Aggregate Compensation from the VanEck Trusts	$130,000	$—	$72,500	$—	$160,000	$130,000	$116,000
Aggregate Deferred Compensation from the VanEck Trusts	$—	$—	$72,500	$—	$—	$—	$29,000
Pension or Retirement Benefits Accrued as Part of the VanEck Trusts’ Expenses	N/A	$—	N/A	$—	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	$—	N/A	$—	N/A	N/A	N/A
Total Compensation From the VanEck Trusts and the Fund Complex(7) Paid to Trustee	$130,000	$—	$145,000	$—	$160,000	$486,000	$445,000

(1)As of December 31, 2024, the value of Mr. Bhansali’s account under the deferred compensation plan was $69,649.
(2)Ms. Bonesteel’s term as Independent Trustee commenced effective December 5, 2025.
(3)As of December 31, 2024, the value of Mr. Lukomnik’s account under the deferred compensation plan was $1,548,554.
(4)Mr. Moore’s term as Independent Trustee commenced effective December 5, 2025.
(5)As of December 31, 2024, the value of Ms. Pigott’s account under the deferred compensation plan was $756,563.
(6)As of December 31, 2024, the value of Mr. Stamberger’s account under the deferred compensation plan was $1,047,535. Mr. Stamberger retired from the Board of Trustees effective December 31, 2024.
(7)The “Fund Complex” consists of the VanEck Trusts and VanEck ETF Trust.

Please retain this supplement for future reference.